Real Estate Investments, Net (Impairments) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges			$ 36,446	$ 55,969	$ 20,655
Assets held for sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges			19,570	22,634	18,255
Assets held for use
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges	$ 3,600	$ 33,300	$ 16,876	$ 33,335	$ 2,400